Note 16 - Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 16 Stockholders' Equity

The Company did not repurchase any shares of its common stock in the open market during 2015, 2014 or 2013. The Company has not made any dividend payments on its common stock during 2015, 2014 or 2013.

The Company's certificate of incorporation authorizes the issuance of up to 500,000 shares of preferred stock, and on December 23, 2008, the Company completed the sale of 26,000 shares of Preferred Stock to the Treasury. The Preferred Stock had a liquidation value of $1,000 per share and a related warrant was also issued to purchase 833,333 shares of HMN common stock at an exercise price of $4.68 per share (the Warrant). The transaction was part of the Treasury’s Capital Purchase Program under the Emergency Economic Stabilization Act of 2008. Under the terms of the sale, the shares of Preferred Stock were entitled to a quarterly cumulative compounding dividend at a stated rate of 5% per annum for each of the first five years of the investment, which increased to 9% on February 15, 2014, until HMN redeemed the shares.

On February 8, 2013, the Treasury sold the Preferred Stock to unaffiliated third party investors in a private transaction for $18.8 million. The Company received no proceeds from the sale and it had no effect on the terms of the outstanding Preferred Stock. Further, the sale of the Preferred Stock had no effect on the Company’s capital, financial condition or results of operations. In 2014, the Company redeemed 16,000 shares of Preferred Stock and on February 17, 2015, the Company redeemed the final 10,000 shares of outstanding Preferred Stock.

On May 21, 2015, the Treasury sold the Warrant at an exercise price of $4.68 to three unaffiliated third party investors for an aggregate purchase price of $5.7 million. Two of the investors received a warrant to purchase 277,777.67 shares and one investor received a warrant to purchase 277,777.66 shares. All of the warrants may be exercised at any time prior to their expiration date of December 23, 2018. The Company received no proceeds from this transaction and it had no effect on the Company’s capital, financial condition or results of operations.

In order to grant a priority to eligible accountholders in the event of future liquidation, the Bank, at the time of conversion to a stock savings bank, established a liquidation account equal to its regulatory capital as of September 30, 1993. In the event of future liquidation of the Bank, an eligible accountholder who continues to maintain their deposit account shall be entitled to receive a distribution from the liquidation account. The total amount of the liquidation account will decrease as the balance of eligible accountholders is reduced subsequent to the conversion, based on an annual determination of such balance.